Deferred income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Income
Schedule of deferred income

	2023	2022
Deferred revenue from rewards program	62,578	34,546
Deferred annual fee from reward program	2,762	3,283
Other deferred income	3,020	3,859
Total	68,360	41,688